Related party transactions and balance	6 Months Ended
Jun. 30, 2024
Related party transactions and balance
Related party transactions and balance

16.Related party transactions and balance

The Company entered into outsourcing service agreements with Shanghai Three Drivers Culture Media Co., Limited (“STDC”). The outsourcing service expenses provided by STDC for the Company are RMB1,286 and RMB2,760 for the six months ended June 30, 2023 and 2024, respectively.The Company entered into promotion service agreements with STDC, under which the promotion service expenses provided by the Company for STDC are RMB565 and nil for the six months ended June 30, 2023 and 2024. The prepayment balance is RMB1,125 and RMB314 as of December 31, 2023 and June 30, 2024, respectively.

For the six months ended June 30, 2024, the Company received RMB4,510 from CEO, Mr. Wen. The other current liabilities balance due to CEO are nil and RMB4,070 as of December 31, 2023 and June 30, 2024, respectively.

On November 22, 2023, the company received RMB1,500 from COO Mr. Hui Yuan’s spouse as loan with an interest rate of 3.45% for one year. The loan payable balance due to Mr. Hui Yuan’s spouse is RMB1,500 and RMB1,500 as of December 31, 2023 and June 30, 2024, respectively.